Nuance Mid Cap Value Fund
Nuance Mid Cap Value Fund
Investment Objective
The Nuance Mid Cap Value Fund (the “Fund” or “Mid Cap Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s Statutory Prospectus on page 25 . You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the Fund, which are not reflected in this table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuance Mid Cap Value Fund	Investor Class		Institutional Class	Z Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	none	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuance Mid Cap Value Fund		Investor Class	Institutional Class	Z Class Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none	none
Shareholder Service Plan Fees		0.15%	0.15%	none
Other Expenses		0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.43%	1.18%	1.03%
Less: Fee Waiver	[2],[3]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.20%	0.95%	0.80%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees and acquired fund fees and expenses ("AFFE").
[2]	Nuance Investments, LLC (the "Adviser") has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 27, 2018. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.
[3]	The Less: Fee Waiver and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect the Fund's current expense limitation.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the Fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Nuance Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	616	908	1,222	2,109
Institutional Class	97	352	627	1,411
Z Class Shares	82	305	546	1,239

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended April 30, 2017, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by mid-capitalization companies.  The Fund invests primarily in common stocks of companies organized in the United States that the Adviser believes are high quality, though temporarily out of favor.  The Fund typically invests in a portfolio of 50 to 90 companies.  The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls within the range of the smallest and largest members of the Russell Midcap® Index, as determined by averaging the smallest and largest members’ month end market capitalization over the last 12 months.  The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index.  As of June 30, 2017, the capitalization range of the Russell Midcap® Index was between approximately $1.84 billion and $31.05 billion.

Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 15% of its assets in common stocks of foreign companies that are classified as "developed" by MSCI.  Nuance utilizes MSCI to classify its international holdings.  The country classification of a company is generally determined by the company’s country of incorporation and the primary listing of its securities.  MSCI will classify a company in the country of incorporation if its securities have a primary listing in that country.  In such cases where a company’s securities have a primary listing outside the country of incorporation, an additional analysis is performed to determine the company’s country classification.  In addition to the company’s country of incorporation and the location of the primary listing, MSCI considers secondary listings, if any, geographic distribution of shareholder base, location of headquarters, geographic distribution of operations, company history, and the country in which investors consider the company to be most appropriately classified.  As of June 30, 2017, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations.  The Fund’s annual portfolio turnover rate will generally be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sector”), if comprising a significant portion of the Mid Cap Value Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Mid-Cap Companies Risk.  Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices, including fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for the annual periods through December 31, 2016.  Figures shown in the bar chart are for the Fund’s Institutional Class Shares and do not reflect sales charges, which would lower returns.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indexes. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at http://www.nuanceinvestments.com/mid-cap-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q4 2016 8.84%	Q3 2015 (7.23)%

Year-to-Date as of June 30, 2017
6.52%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Nuance Mid Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes, Institutional Class	20.72%	9.96%	Dec. 31, 2013
Investor Class	Return Before Taxes, Investor Class	14.27%	7.51%	Dec. 31, 2013
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions, Institutional Class	19.91%	8.36%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares, Institutional Class	11.96%	7.14%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	20.00%	9.45%	Dec. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	8.87%	Dec. 31, 2013

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. No returns are shown for Z Class shares since Z Class shares do not have a full calendar year of performance.  Average annual total returns for Z Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).